Stockholders' equity - ASR - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			3 Months Ended		12 Months Ended
	May 27, 2020	Feb. 03, 2020	Jan. 30, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders Equity Note
Accelerated share repurchases price paid per share							$ 53.58
Accelerated share repurchases settlement receipt	$ 500,000			$ 250,000		$ 500,000	$ 250,000	$ 125,000
Common stock purchases						504,172	256,012	$ 127,465
Common Shares Repurchased Accelerated Share Repurchase Agreements				1,165,607				2,438,180
Initial shares received as part of an accelerated share repurchase program		7,055,919	7,055,919		3,500,000
Treasury stock
Stockholders Equity Note
Common stock purchases						580,507	271,752	$ 127,379
Capital surplus
Stockholders Equity Note
Common stock purchases						$ (76,335)	(15,740)	86
COVID-19
Stockholders Equity Note
Common Shares Repurchased Accelerated Share Repurchase Agreements	4,763,216
Accelerate Share Repurchase
Stockholders Equity Note
Stock repurchase program authorized amount			$ 500,000
Accelerate Share Repurchase | Treasury stock
Stockholders Equity Note
Common stock purchases			400,000				266,000	$ 125,000
Accelerate Share Repurchase | Capital surplus
Stockholders Equity Note
Common stock purchases			$ 100,000				$ 16,000
Accelerate Share Repurchase | COVID-19
Stockholders Equity Note
Stock Repurchased During Period Shares						11,819,135
Accelerated share repurchases price paid per share						$ 42.3043
Common Shares Repurchased Accelerated Share Repurchase Agreements	4,763,216